Organization and Business Description - Schedule of Subsidiaries and Variable Interest Entities (Details)	12 Months Ended
Dec. 31, 2024
Global Mentor Board Information Technology Limited (“GMB HK”) [Member]
Subsidiaries
Date of Incorporation	March 22, 2019
Place of incorporation	HK
Percentage of effective ownership	100%
Principal Activities	Holding company
Beijing Mentor Board Union Information Technology Co, Ltd. (“GIOP BJ”) [Member]
Subsidiaries
Date of Incorporation	June 3, 2019
Place of incorporation	PRC
Percentage of effective ownership	100%
Principal Activities	Holding company of GIOP BJ
Shidong Cloud (Beijing) Education Technology Co., Ltd (“Shidong Cloud”) [Member]
Subsidiaries
Date of Incorporation	December 22, 2021
Place of incorporation	PRC
Percentage of effective ownership	75%
Principal Activities	Educational consulting
SDH (HK) New Energy Tech Co., Ltd. (“SDH New Energy”) [Member]
Subsidiaries
Date of Incorporation	October 8, 2021
Place of incorporation	HK
Percentage of effective ownership	100%
Principal Activities	Holding company
Zhuhai (Zibo) Investment Co., Ltd. (“Zhuhai Zibo”) [Member]
Subsidiaries
Date of Incorporation	October 15, 2021
Place of incorporation	PRC
Percentage of effective ownership	100%
Principal Activities	New energy investment
Zhuhai (Guizhou) New Energy Investment Co., Ltd. (“Zhuhai Guizhou”) [Member]
Subsidiaries
Date of Incorporation	November 23, 2021
Place of incorporation	PRC
Percentage of effective ownership	100%
Principal Activities	New energy investment
Sunrise (Guizhou) New Energy Materials Co., Ltd. (“Sunrise Guizhou”) [Member]
Subsidiaries
Date of Incorporation	November 8, 2021
Place of incorporation	PRC
Percentage of effective ownership	39.35% by the Company, and 1.45% by VIE
Principal Activities	Manufacture of lithium battery materials
Guizhou Sunrise Technology Co., Ltd. (“Sunrise Tech”) [Member]
Subsidiaries
Date of Incorporation	September 1, 2011, acquired through an asset acquisition on July 7, 2022
Place of incorporation	PRC
Percentage of effective ownership	39.35% by the Company, and 1.45% by VIE
Principal Activities	Manufacture of lithium battery materials
Sunrise (Guxian) New Energy Materials Co., Ltd. (“Sunrise Guxian”) [Member]
Subsidiaries
Date of Incorporation	April 26, 2022
Place of incorporation	PRC
Percentage of effective ownership	20.07% by the Company, and 0.74% by VIE
Principal Activities	Manufacture of lithium battery materials
Guizhou Sunrise Technology Innovation Research Co., Ltd. (“Innovation Research”) [Member]
Subsidiaries
Date of Incorporation	December 13, 2022
Place of incorporation	PRC
Percentage of effective ownership	39.35% by the Company, and 1.45% by VIE
Principal Activities	Research and development
Shenzhen Sunrise Yitan New Energy Technology Co., Ltd. (“Sunrise Yitan”) [Member]
Subsidiaries
Date of Incorporation	June 24, 2024
Place of incorporation	PRC
Percentage of effective ownership	25.58% by the Company, and 0.94% by VIE
Principal Activities	Research and development of Sodium-ion battery
Shenzhen Sunrise Suiyuan New Materials Technology Co., Ltd. (“Sunrise Suiyuan”) [Member]
Subsidiaries
Date of Incorporation	June 24, 2024
Place of incorporation	PRC
Percentage of effective ownership	25.58% by the Company, and 0.94% by VIE
Principal Activities	Research and development of silicon carbon battery
Guizhou Chenhui Trading Co., Ltd. (“Sunrise Chenhui”) [Member]
Subsidiaries
Date of Incorporation	March 25, 2024
Place of incorporation	PRC
Percentage of effective ownership	39.35% by the Company and 1.45% by VIE
Principal Activities	Sales of lithium battery materials
Guizhou Yihui New Energy Co., Ltd. [Member]
Subsidiaries
Date of Incorporation	October 10, 2024
Place of incorporation	PRC
Percentage of effective ownership	39.35% by the Company, and 1.45% by VIE
Principal Activities	Sales of lithium battery materials
Global Mentor Board (Zibo) Information Technology Co., Ltd. (“SDH” or “VIE”) [Member]
Subsidiaries
Date of Incorporation	December 5, 2014
Place of incorporation	PRC
Percentage of effective ownership	VIE
Principal Activities	Knowledge sharing and enterprise service platform provider
Global Mentor Board (Hangzhou) Technology Co., Ltd. (“GMB (Hangzhou)”) [Member]
Subsidiaries
Date of Incorporation	November 1, 2017
Place of incorporation	PRC
Percentage of effective ownership	100% by VIE
Principal Activities	Consulting, training and tailored services provider
Global Mentor Board (Shanghai) Enterprise Management Consulting Co., Ltd. (“GMB Consulting”) [Member]
Subsidiaries
Date of Incorporation	June 30, 2017
Place of incorporation	PRC
Percentage of effective ownership	51% by VIE
Principal Activities	Consulting services provider
Shanghai Voice of Seedling Cultural Media Co., Ltd. (“GMB Culture”) [Member]
Subsidiaries
Date of Incorporation	June 22, 2017
Place of incorporation	PRC
Percentage of effective ownership	51% by VIE
Principal Activities	Cultural and artistic exchanges and planning, conference services provider
Shidong (Beijing) Information Technology Co., LTD. (“GMB (Beijing)”) [Member]
Subsidiaries
Date of Incorporation	June 19, 2018
Place of incorporation	PRC
Percentage of effective ownership	51% by VIE
Principal Activities	Information technology services provider
Mentor Board Voice of Seeding (Shanghai) Cultural Technology Co., Ltd. (“GMB Technology”) [Member]
Subsidiaries
Date of Incorporation	August 29, 2018
Place of incorporation	PRC
Percentage of effective ownership	30.6% by VIE
Principal Activities	Technical services provider
Shidong Zibo Digital Technology Co., Ltd. (“Zibo Shidong”) [Member]
Subsidiaries
Date of Incorporation	October 16, 2020
Place of incorporation	PRC
Percentage of effective ownership	100% by VIE
Principal Activities	Technical services provider
Shidong Trading Service (Zhejiang) Co., Ltd. (“Shidong Trading”) [Member]
Subsidiaries
Date of Incorporation	April 19, 2021
Place of incorporation	PRC
Percentage of effective ownership	Deregistered in November 2022
Principal Activities	Sale of merchandise
Shanghai Jiagui Haifeng Technology Co., Ltd. (“Jiagui Haifeng”) [Member]
Subsidiaries
Date of Incorporation	November 29, 2021
Place of incorporation	PRC
Percentage of effective ownership	Disposed in March 2023
Principal Activities	Business incubation services provider
Shanghai Nanyu Culture Communication Co., Ltd. (“Nanyu Culture”) [Member]
Subsidiaries
Date of Incorporation	July 27, 2021
Place of incorporation	PRC
Percentage of effective ownership	Deregistered in July 2023
Principal Activities	Enterprise information technology integration services provider
Beijing Mentor Board Health Technology Co., Ltd (“GMB Health”) [Member]
Subsidiaries
Date of Incorporation	January 7, 2022
Place of incorporation	PRC
Percentage of effective ownership	100% by VIE
Principal Activities	Health services
Shidong Yike (Beijing) Technology Co., Ltd. (“Shidong Yike”) [Member]
Subsidiaries
Date of Incorporation	July 16, 2021
Place of incorporation	PRC
Percentage of effective ownership	100% by VIE
Principal Activities	Health services
Shanghai Yuantai Fengdeng Agricultural Technology Co., Ltd. (“Yuantai Fengdeng”) [Member]
Subsidiaries
Date of Incorporation	March 4, 2022
Place of incorporation	PRC
Percentage of effective ownership	Deregistered in April 2023
Principal Activities	Agricultural technology service
Guizhou Yuanneng Zhihui Enterprise Management Partnership Enterprise (Limited Partnership) (“Guizhou Yuanneng”) [Member]
Subsidiaries
Date of Incorporation	April 1, 2024
Place of incorporation	PRC
Percentage of effective ownership	94% by VIE
Principal Activities	Holding company